Segment Reporting - Long-lived Assets by Geographical Segments (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
US [Member]
Segment Reporting Information [Line Items]
Total long-lived assets	$ 5,081	$ 5,202
ITALY
Segment Reporting Information [Line Items]
Total long-lived assets	1,510	1,580
FRANCE
Segment Reporting Information [Line Items]
Total long-lived assets	805	794
SPAIN
Segment Reporting Information [Line Items]
Total long-lived assets	625	579
GERMANY
Segment Reporting Information [Line Items]
Total long-lived assets	808	849
BRAZIL
Segment Reporting Information [Line Items]
Total long-lived assets	436	371
CANADA
Segment Reporting Information [Line Items]
Total long-lived assets	519	441
CHINA
Segment Reporting Information [Line Items]
Total long-lived assets	280	313
Others Countries [Member]
Segment Reporting Information [Line Items]
Total long-lived assets	1,242	1,191
Rest of World and Other [Member]
Segment Reporting Information [Line Items]
Total long-lived assets	$ 11,306	$ 11,320